As filed with the Securities and Exchange Commission on February 11, 2019

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 578	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 579	☒

JPMORGAN TRUST I

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

4 New York Plaza

New York, New York 10004

(Name and Address of Agent for Service)

With copies to:

Anthony Geron, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 27, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 574 to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”), filed with the Commission on December 17, 2018 (Accession Number 0001193125-18-350962) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the February 11, 2019.

JPMORGAN TRUST I

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on February 11, 2019.

John F. Finn*	Peter C. Marshall*
John F. Finn Trustee	Peter C. Marshall Trustee

Stephen P. Fisher*	Mary E. Martinez*
Stephen P. Fisher Trustee	Mary E. Martinez Trustee

Kathleen M. Gallagher*	Marilyn McCoy*
Kathleen M. Gallagher Trustee	Marilyn McCoy Trustee

Dr. Matthew Goldstein*	Mitchell M. Merin*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

Dennis P. Harrington*	Robert A. Oden, Jr.*
Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

Raymond Kanner*	Brian S. Shlissel *
Raymond Kanner Trustee	Brian S. Shlissel President And Principal Executive Officer

Timothy J. Clemens*
Timothy J. Clemens Treasurer And Principal Financial Officer

*By	/s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-In-Fact